Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Research and development expenses	£ (5,158)	£ (2,077)	£ (8,863)	£ (3,689)
Administrative expenses	(1,402)	(313)	(2,642)	(637)
Initial public offering related expenses		(1,034)		(1,066)
Net foreign exchange gains (losses)	3,607	(113)	1,059	(161)
Operating loss	(2,953)	(3,537)	(10,446)	(5,553)
Finance income	252	44	442	91
Loss before tax	(2,701)	(3,493)	(10,004)	(5,462)
Income tax credit	1,383	745	2,292	1,077
Loss for the period	£ (1,318)	£ (2,748)	£ (7,712)	£ (4,385)
Basic and diluted loss per share	£ (0.04)	£ (0.11)	£ (0.24)	£ (0.18)